Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Nov. 30, 2015	Nov. 30, 2025	Nov. 30, 2016	Nov. 30, 2017	Nov. 30, 2018	Nov. 30, 2019	Nov. 30, 2020	Nov. 30, 2021	Nov. 30, 2022	Nov. 30, 2023	Nov. 30, 2024	Nov. 30, 2025
C000012164 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Admiral Shares
Accumulated Value	$ 50,000		$ 53,632	$ 62,113	$ 63,902	$ 73,057	$ 80,731	$ 94,654	$ 86,740	$ 92,841	$ 112,844	$ 129,183
C000012163 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Investor Shares
Accumulated Value	10,000		10,718.44	12,402.86	12,750.45	14,563.77	16,079.67	18,838.94	17,250.02	18,447.75	22,407.69	25,626.81
Dow Jones U S Total Stock Market Float Adjusted Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Dow Jones U.S. Total Stock Market Float Adjusted Index
Accumulated Value	10,000		10,823.59	13,235.72	13,963.34	16,109.97	19,159.54	24,234.7	21,507.52	24,222.51	32,593.2	37,003.61
Dow Jones U S Total Stock Market Float Adjusted C000012164 Index [Member]
Account Value [Line Items]
Accumulated Value	50,000		54,118	66,179	69,817	80,550	95,798	121,173	107,538	121,113	162,966	185,018
Bloomberg U S Aggregate Bond C000012164 Index [Member]
Account Value [Line Items]
Accumulated Value	50,000		51,086	52,728	52,020	57,634	61,832	61,119	53,271	53,900	57,605	60,890
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000		10,217.17	10,545.56	10,404.03	11,526.75	12,366.34	12,223.7	10,654.23	10,779.93	11,521.05	12,177.9
Wellington Composite C000012164 Index [Member]
Account Value [Line Items]
Accumulated Value	50,000		53,229	61,887	63,930	73,891	85,057	99,553	88,790	97,607	121,177	135,528
Wellington Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Wellington Composite Index
Accumulated Value	$ 10,000		$ 10,645.74	$ 12,377.37	$ 12,786.07	$ 14,778.28	$ 17,011.3	$ 19,910.5	$ 17,758.01	$ 19,521.36	$ 24,235.43	$ 27,105.54